Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Millions	Total	Preferred D Stock	Preferred E Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total Hippo Stockholders' Equity (Deficit )	Non controlling Interests
Beginning balance (in shares) at Dec. 31, 2019	250,604,066
Beginning balance at Dec. 31, 2019	$ 190.3
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock, net of issuance costs (in shares)		2,235,226	53,048,151
Issuance of preferred stock, net of issuance costs		$ 4.8	$ 149.7
Ending balance (in shares) at Dec. 31, 2020	305,887,443	45,860,183	53,048,151
Ending balance at Dec. 31, 2020	$ 344.8	$ 99.8	$ 149.7
Beginning balance (in shares) at Dec. 31, 2019				83,936,968
Beginning balance at Dec. 31, 2019	(78.3)			$ 0.0	$ 36.7	$ 0.1	$ (115.1)	$ (78.3)	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(141.4)						(141.5)	(141.5)	0.1
Issuance of common stock upon exercise of stock options (in shares)				8,205,205
Issuance of common stock upon exercise of stock options	2.5				2.5			2.5
Vesting of early exercised stock options (in shares)				269,091
Vesting of restricted stock awards (in shares)				135,749
Stock-based compensation expense	17.7				17.7			17.7
Ending balance (in shares) at Dec. 31, 2020				92,547,013
Ending balance at Dec. 31, 2020	$ (199.5)			$ 0.0	56.9	0.1	(256.6)	(199.6)	0.1
Increase (Decrease) in Temporary Equity [Roll Forward]
Exercise of preferred stock warrant (in shares)	17,344,906
Exercise of preferred stock warrant	$ 173.4
Convertible preferred stock conversion (in shares)	(323,232,349)
Convertible preferred stock conversion	$ (518.2)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0.0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(367.9)						(371.4)	(371.4)	3.5
Other comprehensive loss	(0.8)					(0.8)		(0.8)
Convertible preferred stock conversion (in shares)				323,232,349
Convertible preferred stock conversion	518.2				518.2			518.2
Convertible debt conversion (in shares)				43,449,312
Convertible debt conversion	434.5				434.5			434.5
Issuance of common stock in connection with the Business Combination, net (in shares)				54,988,620
Issuance of common stock in connection with the Business Combination, net	453.9				453.9			453.9
Acquisition of Public and Private Placement Warrants	(14.6)				(14.6)			(14.6)
Issuance of common stock in an acquisition (in shares)				1,200,000
Issuance of common stock in an acquisition	$ 6.2				6.2			6.2
Issuance of common stock upon exercise of stock options (in shares)	22,801,742
Issuance of common stock upon exercise of stock options and vesting of RSU's (in shares)				22,089,626
Issuance of common stock upon exercise of stock options and vesting of RSU's	$ 5.2				5.2			5.2
Vesting of early exercised stock options (in shares)				343,370
Vesting of early exercised stock options	0.8				0.8			0.8
Exercise of common stock warrants, net (in shares)				27,202,571
Repurchase of common stock (in shares)				(21,732)
Stock-based compensation expense	27.2				27.2			27.2
Other	(1.5)								(1.5)
Ending balance (in shares) at Dec. 31, 2021				565,031,129
Ending balance at Dec. 31, 2021	$ 861.7			$ 0.0	$ 1,488.3	$ (0.7)	$ (628.0)	$ 859.6	$ 2.1